Concentration of Risk	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Concentration of Risk	Concentration of Risk
Our investments are primarily concentrated within the hotel industry. Our investment strategy is predominantly focused on investing in upper upscale full-service hotels in the U.S that have RevPAR generally less than twice the national average. During 2019, approximately 11% of our total hotel revenue was generated from nine hotel properties located in the Washington D.C. area. In addition, all hotel properties securing our mortgage loans are located domestically at December 31, 2019. Accordingly, adverse conditions in the hotel industry will have a material adverse effect on our operating and investment revenues and cash available for distribution to stockholders.
Financial instruments that potentially subject us to significant concentrations of credit risk consist principally of cash and cash equivalents. We are exposed to credit risk with respect to cash held at various financial institutions that are in excess of the FDIC insurance limits of $250,000, U.S. government treasury bill holdings and amounts due or payable under our derivative contracts. At December 31, 2019, we have exposure risk related to our derivative contracts. Our counterparties are investment grade financial institutions.